NOTES PAYABLE AND DERIVATIVE LIABILITIES	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
NOTES PAYABLE AND DERIVATIVE LIABILITIES

NOTE 4: NOTES PAYABLE AND DERIVATIVE LIABILITIES

Summary of Notes payable:

	June 30, 2021	December 31, 2020
Mob-Fox US LLC (b)	$–	$30,000
Dr. Salkind, et al	2,700,000	2,550,000
Small Business Administration (a)	150,000	415,842
Subscription Agreements (d)	505,000	–
Steven Morse Esq (e)	105,000	–
Business Capital Providers (c)	336,625	355,441

Total Debt	3,796,625	3,351,283
Current portion of debt	1,196,625	901,283
Long-term portion of debt	$2,600,000	$2,450,000

(a)	In May of 2020, the Companies applied and received Small Business Administration Cares Act loans due to the COVID-19 Pandemic. Each loan carries a five-year term, carrying a one percent interest rate. The loans turn into grants if the funds are use the for the SBA accepted purposes. The window to use the funds for the SBA specific purposes is a twenty-four-week period. If the funds are used for the allotted expenses the loans turn into grants with each loan being forgiven. The Company also received an Economic Injury Disaster Loan from the SBA which carries a thirty-year term, carrying a three point seven five percent interest rate. During second quarter 2021 the Company applied for and received forgiveness for $265,842.

(b)	In October of 2020, the Company entered into an agreement with a vendor to accept $65,000 in full settlement of our payable due. A down payment of $15,000 at the signing of the agreement and five payments of $10,000 each, the loan was paid in full.

(c)

On February 20, 2020, the Company entered into a fourth merchant agreement with Business Capital Providers, Inc. in the amount of $250,000 payable daily at $2,556.82, per payment for the term of 132 business days, loan paid in full.

On June 12, 2020, the Company entered into a fifth merchant agreement with Business Capital Providers, Inc. in the amount of $250,000 payable daily at $2,556.82, per payment for the term of 132 business days, loan paid in full.

On August 11, 2020, the Company entered into a sixth merchant agreement with Business Capital Providers, Inc. in the amount of $250,000 payable daily at $2,556.82, per payment for a term of 132 business days.

On November 25, 2020, the Company entered into a seventh merchant agreement with Business Capital Providers, Inc. in the amount of $310,000 payable daily at $2,700.00, per payment for the term of 155 business days, loan paid in full.

On February 19, 2021, the Company entered into an eight-merchant agreement with Business Capital Providers, Inc. in the amount of $250,000 payable daily at $2,556.82, per payment for the term of 132 business days.

On April 29, 2021, the Company entered into a ninth-merchant agreement with Business Capital Providers, Inc. in the amount of $300,000 payable daily at $2,700.00, per payment for the term of 150 business days.

(d)

On April 14,2021 through June 30, 2021, the Company entered into eleven subscription convertible note agreements totaling $1,057,000, four of the notes included original issue discounts totaling $37,000. During the quarter four of the notes totaling $452,000 were converted to common stock, one note of $100,000 was paid in full.

(e)	On May 10, 2021, the Company received a $100,000 unsecured promissory note plus an origination fee of $5,000 from Steven Morse Esq, with a expiration date of June 7, 2021, it is currently in default.

On September 13, 2019, Dr. Gene Salkind, who is a director of the Company, and an affiliate of Dr. Salkind (collectively, the “Lenders”) subscribed for convertible promissory notes (the “Notes”) and loaned to the Company an aggregate of $2,300,000 (the “Loans”) on a secured basis payable in three installments in September 13 received net $720.000, balance received October and November 2019.

On June 30, 2021, Dr. Gene Salkind, director of the Company, and an affiliate of Dr. Salkind (collectively, the “Lenders”) subscribed for convertible promissory notes (the “Notes”) and loaned to the Company $150,000 (the “Loan”) on a secured basis.

The Notes bear interest at a fixed rate of 15% per annum, computed based on a 360-day year of twelve 30-day months and will be payable monthly in arrears. Interest on the Notes is payable in cash or, at the Lenders’ option, in shares of the Company’s common stock. The principal amount due under the Notes will be payable on September 30, 2029, unless earlier converted pursuant to the terms of the Notes.

Subject to the Company obtaining prior approval from the Company’s shareholders for the issuance of shares of common stock upon conversion of the Notes, if and to the extent required by the New York Business Corporation Law, the Notes will be convertible into equity of the Company upon the following events on the following terms:

•	At any time at the option of the Lenders, the outstanding principal under the Notes will be converted into shares of common stock of the Company at a conversion price of $32 per post-split per share (the “Conversion Price”).

•	at any time that the trailing thirty (30) day volume weighted average price per share (as more particularly described in the Notes) of the Company’s common stock is above $400.00 per share, until the Notes are no longer outstanding, the Company may convert the entire unpaid un-converted principal amount of the Notes, plus all accrued and unpaid interest thereon, into shares of the Company’s common stock at the Conversion Price.

The Notes contain customary events of default, which, if uncured, entitle the Lenders thereof to accelerate the due date of the unpaid principal amount of, and all accrued and unpaid interest on, their Notes.

In connection with the subscription of the Notes, the Company issued to each Lender a warrant to purchase one share of the Company’s common stock for every two shares of common stock issuable upon conversion of the Notes, at an exercise price of $48.00 per post-split share (the “Lender Warrants”).

On May 16, 2019, the Company assumed a promissory note (the “AVNG Note”) payable to Deepankar Katyal (the “Payee”), as representative of the former owners of AVNG, which at the time of assumption had a remaining principal balance of $7,512,500. Simultaneously with the assumption of the AVNG Note, the AVNG Note was amended and restated (the “First Amended AVNG Note”). Effective as of September 13, 2019, the Company and Payee entered into a Second Amended and Restated Promissory Note (the “Second Amended AVNG Note”), in the principal amount of $6,750,000, pursuant to which the repayment terms under the First Amended AVNG Note were amended and restated as follows:

•	$5,250,000 of the principal balance remaining due under the Second Amended AVNG Note is payable by the delivery of (i) 65,625 shares of the Company’s newly designated Class E Preferred Stock, which is convertible into 164,063 post-split shares the Company’s common stock, and (ii) common stock purchase warrants to purchase 82,031 post-split shares of the Company’s common stock, at an exercise price of $48.00 per share (the “AVNG Warrant”).

•	$1,530,000 of the principal balance, inclusive of all accrued and unpaid interest, remaining due under the Second Amended AVNG Note in three equal consecutive monthly installments of $510,000, commencing on September 15, 2019 and on the 15th day of each month thereafter until paid in full.

The Second Amended AVNG Note provides that upon an Event of Default (as defined in the Second Amended AVNG Note), and upon the election of the Payee, (i) the shares of Class E Preferred Stock issuable pursuant to the terms of the Second Amended AVNG Note, and any shares of the Company’s common stock issued upon the conversion of the Class E Preferred Stock, shall be cancelled and cease to issued and outstanding, (ii) the AVNG Warrants (as defined below), to the extent unexercised, shall be cancelled, and (iii) the Second Amended AVNG Note shall be cancelled and the repayment of the principal amount remaining due to Payee shall be paid in accordance with the terms of the First Amended AVNG Note.